Employee Benefit Plans - Schedule of components of period benefit costs (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost - benefits earned during the period	$ 0.1	$ 0.1	$ 0.1	$ 0.2	$ 0.4	$ 0.5	$ 0.5
Interest cost of projected benefit obligations	2.1	1.6	4.3	3.2	6.5	8.1	6.8
Expected return on plan assets	(1.6)	(1.4)	(3.2)	(2.7)	(5.4)	(7.1)	(5.5)
Amortization of prior service cost					0.0	0.0	0.0
Amortization of actuarial net loss (gain)	0.7	0.3	1.3	0.6	1.2	0.9	1.3
Curtailment gain recognized					0.0	0.0	0.0
Net periodic benefit costs	1.3	0.6	2.5	1.3	$ 2.7	$ 2.4	$ 3.1
Weighted average assumptions:
Discount rate					3.50%	4.40%	4.00%
Expected return on plan assets					3.50%	4.50%	3.90%
Rate of compensation increase					4.00%	4.00%	3.50%
Postretirement Health and Other Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost - benefits earned during the period	0.0	0.0	0.0	0.0	$ 0.0	$ 0.0	$ 0.1
Interest cost of projected benefit obligations	0.1	0.1	0.2	0.1	0.1	0.2	0.2
Expected return on plan assets	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Amortization of prior service cost					0.0	(0.3)	(0.1)
Amortization of actuarial net loss (gain)	0.0	0.0	0.0	0.0	(0.1)	(0.1)	0.0
Curtailment gain recognized					0.0	0.0	(0.8)
Net periodic benefit costs	$ 0.1	$ 0.1	$ 0.2	$ 0.1	$ 0.0	$ (0.2)	$ (0.6)
Weighted average assumptions:
Discount rate					3.70%	4.50%	3.60%
Rate of compensation increase					1.50%	1.50%	3.00%